Consolidated and Combined Statements of Equity - USD ($) shares in Millions, $ in Millions		Total	Common Stock	Additional Paid-in Capital	Net Parent Company Investment	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Foreign Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans
Balance at beginning of period (in shares) at Dec. 31, 2015			293.3
Balance at beginning of period at Dec. 31, 2015		$ 7,429.5	$ 0.0	$ 0.0	$ 7,651.4	$ 0.0	$ (221.9)	$ (206.6)	$ (15.3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(47.9)			(47.9)
Other comprehensive income (loss), net of tax		(235.0)					(235.0)	(230.7)	(4.3)
Transfers (to)/from Lilly, net		(129.2)			(129.2)
Balance at end of period (in shares) at Dec. 31, 2016			293.3
Balance at end of period at Dec. 31, 2016		7,017.4	$ 0.0	0.0	7,474.3	0.0	(456.9)	(437.3)	(19.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(310.7)			(310.7)
Other comprehensive income (loss), net of tax		200.3					200.3	210.1	(9.8)
Transfers (to)/from Lilly, net		873.3			873.3
Balance at end of period (in shares) at Dec. 31, 2017			293.3
Balance at end of period at Dec. 31, 2017		7,780.3	$ 0.0	0.0	8,036.9	0.0	(256.6)	(227.2)	(29.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		72.7			72.7
Other comprehensive income (loss), net of tax		118.6					118.6	119.2	(0.6)
Transfers (to)/from Lilly, net	[1]	(69.2)			(69.2)
Balance at end of period (in shares) at Mar. 31, 2018			293.3
Balance at end of period at Mar. 31, 2018		7,902.1	$ 0.0	0.0	8,040.1	0.0	(138.0)	(108.0)	(30.0)
Balance at beginning of period (in shares) at Dec. 31, 2017			293.3
Balance at beginning of period at Dec. 31, 2017		7,780.3	$ 0.0	0.0	8,036.9	0.0	(256.6)	(227.2)	(29.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		86.5			70.1	16.4
Other comprehensive income (loss), net of tax		(21.7)					(21.7)	(47.1)	25.4
Transfers (to)/from Lilly, net		(226.3)			(226.3)
Separation adjustments		99.6			43.5		56.1	56.1
Issuance of common stock (in shares)			72.3
Issuance of common stock		1,659.7		1,659.7
Consideration to Lilly in connection with the Separation		(4,194.9)		(4,194.9)
Reclassification of net parent company investment		0.0		7,923.9	(7,923.9)
Shared base compensation		1.8		1.8
Capital contribution from Lilly		12.8		12.8
Balance at end of period (in shares) at Dec. 31, 2018			365.6
Balance at end of period at Dec. 31, 2018		5,197.5	$ 0.0	5,403.3	0.0	16.4	(222.2)	(218.2)	(4.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		31.5				31.5
Other comprehensive income (loss), net of tax		(28.2)					(28.2)	(30.2)	2.0
Shared base compensation		2.4		2.4
Balance at end of period (in shares) at Mar. 31, 2019			365.7
Balance at end of period at Mar. 31, 2019		$ 5,196.2	$ 0.0	$ 5,398.7	$ 0.0	$ 47.9	$ (250.4)	$ (248.4)	$ (2.0)

[1]	See Note 15: Related Party Agreements and Transactions for further discussion.